Expense Example - AMG GW&K International Small Cap Fund	May 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	793
Expense Example, with Redemption, 10 Years	1,780
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,613
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	$ 1,501